Intangible Assets Including Goodwill - Intangible Assets by Class (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible asset balances by major asset class
Gross Carrying Amount	$ 17,588	$ 19,031
Accumulated Amortization	(6,404)	(6,520)
Net Carrying Amount	11,184	12,511
Amount of foreign currency translation increase (decrease)	(198)	(221)
Capitalized software
Intangible asset balances by major asset class
Gross Carrying Amount	1,650	1,696
Accumulated Amortization	(705)	(751)
Net Carrying Amount	945	945
Client relationships
Intangible asset balances by major asset class
Gross Carrying Amount	8,559	9,021
Accumulated Amortization	(2,951)	(2,889)
Net Carrying Amount	5,608	6,132
Completed technology
Intangible asset balances by major asset class
Gross Carrying Amount	5,220	6,074
Accumulated Amortization	(2,045)	(2,259)
Net Carrying Amount	3,175	3,815
Patents/trademarks
Intangible asset balances by major asset class
Gross Carrying Amount	2,140	2,196
Accumulated Amortization	(688)	(586)
Net Carrying Amount	1,452	1,610
Other**
Intangible asset balances by major asset class
Gross Carrying Amount	19	44
Accumulated Amortization	(15)	(35)
Net Carrying Amount	$ 4	$ 9